Property, Plant and Equipment	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2024			January 31, 2023
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,247.4	$787.8	$459.6	$1,127.4	$700.4	$427.0
Equipment	1,461.9	726.2	735.7	1,278.3	606.3	672.0
Building	860.9	247.7	613.2	755.5	210.8	544.7
Land	195.8	—	195.8	166.7	—	166.7
Total	$3,766.0	$1,761.7	$2,004.3	$3,327.9	$1,517.5	$1,810.4
As
at January 31, 2024 and 2023, assets under development amounted to $
217.3
 million and $
199.7
 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Additions [a]	Disposals	Depreciation [b]	Impairment (Note 26)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Tooling	$427.0	$166.6	$(0.1)	$(120.4)	$(16.5)	$3.0	$459.6
Equipment	672.0	234.7	(1.3)	(142.0)	(26.8)	(0.9)	735.7
Building	544.7	107.4	—	(37.9)	—	(1.0)	613.2
Land	166.7	29.9	—	—	—	(0.8)	195.8
Total	$1,810.4	$538.6	$(1.4)	$(300.3)	$(43.3)	$0.3	$2,004.3
[a
]
Government assistance of $9.8 million has been recorded against the additions.
[b]
An amount of $236.2 million included in cost of sales.
The following table explains the changes in property, plant and equipment during the year ended January 31,
2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Disposals	Depreciation [b]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Tooling	$360.0	$165.6	$—	$(0.1)	$(101.9)	$3.4	$427.0
Equipment	513.3	260.0	10.8	(0.6)	(115.1)	3.6	672.0
Building	418.7	152.5	—	(0.1)	(29.7)	3.3	544.7
Land	149.9	8.8	—	(0.1)	—	8.1	166.7
Total	$1,441.9	$586.9	$10.8	$(0.9)	$(246.7)	$18.4	$1,810.4
[a
]
Government
assistance of $14.1 million has been recorded against the additions.
[b]
An amount of $198.7 million is included in cost of sales.